Expense Example - Institutional Class	Dec. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	$ 692